The Gabelli Global Content & Connectivity Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.6%
	COMMUNICATION SERVICES — 70.4%
	Telecommunication Services — 37.5%
	Wireless Telecommunication Services — 25.2%
	Wireless Telecommunication Services — 25.2%
60,000	America Movil SAB de CV, Cl. L, ADR	$814,800
30,000	Anterix Inc.†	1,414,800
35,000	KDDI Corp.	1,073,154
34,000	Millicom International Cellular SA, SDR†	1,308,074
100,000	MTN Group†	588,415
20,000	Rogers Communications Inc., Cl. B	922,000
155,000	Sistema PJSC FC, GDR	1,401,200
60,000	SoftBank Group Corp.	5,055,769
47,000	T-Mobile US Inc.†	5,888,630
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	280,200
31,000	United States Cellular Corp.†	1,130,880
65,000	Vodafone Group plc, ADR	1,197,950
		21,075,872

	Diversified Telecommunication Services — 12.3%
	Integrated Telecommunication Services — 10.7%
17,000	AT&T Inc.	514,590
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	297,896
3,000,000	China Tower Corp. Ltd., Cl. H	443,781
80,000	Deutsche Telekom AG	1,610,821
43,000	Telenor ASA	756,622
75,000	Telephone and Data Systems Inc.	1,722,000
50,000	TELUS Corp.	996,500
46,000	Verizon Communications Inc.	2,674,900
		9,017,110

	Alternative Carriers — 1.6%
100,000	Lumen Technologies Inc.	1,335,000

	Media & Entertainment — 32.9%
	Media — 10.8%
	Cable & Satellite — 10.8%
96,000	Comcast Corp., Cl. A	5,194,560
25,000	DISH Network Corp., Cl. A†	905,000
55,000	Liberty Global plc, Cl. C†	1,404,700
115,000	WideOpenWest Inc.†	1,562,850
		9,067,110

	Interactive Media & Services — 14.9%
	Interactive Media & Services — 14.9%
3,300	Alphabet Inc., Cl. C†	6,826,479
19,000	Facebook Inc., Cl. A†	5,596,070
		12,422,549

	Entertainment — 7.2%
	Movies & Entertainment — 5.7%
110,000	Borussia Dortmund GmbH & Co. KGaA†	699,809

Shares		Market Value
17,000	Liberty Media Corp.- Liberty Braves, Cl. C†	$472,940
4,000	Madison Square Garden Sports Corp.†	717,840
45,000	Manchester United plc, Cl. A	708,300
120,000	OL Groupe SA†	330,701
10,000	The Walt Disney Co.†	1,845,200
		4,774,790

	Interactive Home Entertainment — 1.5%
4,000	Take-Two Interactive Software Inc.†	706,800
7,000	Ubisoft Entertainment SA†	532,593
		1,239,393

	TOTAL COMMUNICATION SERVICES	58,931,824

	INFORMATION TECHNOLOGY — 8.8%
	Technology Hardware & Equipment — 2.9%
	Technology Hardware, Storage & Peripherals — 1.7%
	Technology Hardware, Storage & Peripherals — 1.7%
12,000	Apple Inc.	1,465,800

	Electronic Equipment, Instruments & Components — 1.2%
	Electronic Equipment & Instruments — 1.2%
9,500	Sony Group Corp., ADR	1,007,095

	Software & Services — 5.9%
	Software — 2.4%
	Systems Software — 2.4%
8,500	Microsoft Corp.	2,004,045

	IT Services — 3.5%
	Internet Services and Infrastructure — 0.7%
20,000	GMO internet Inc.	572,590

	Data Processing & Outsourced Services — 2.8%
3,500	Mastercard Inc., Cl. A	1,246,175
2,500	PayPal Holdings Inc.†	607,100
2,300	Visa Inc., Cl. A	486,979
		2,340,254

	TOTAL INFORMATION TECHNOLOGY	7,389,784

	FINANCIALS — 8.0%
	Diversified Financials — 8.0%
	Diversified Financial Services — 8.0%
	Multi-Sector Holdings — 8.0%
100,000	Kinnevik AB, Cl. B	4,861,767
4,460	Old Mutual Ltd.(a)	4,333
145,000	VNV Global AB†	1,813,029

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Diversified Financials (Continued)
	Diversified Financial Services (Continued)
	Multi-Sector Holdings (Continued)
12,000	Waterloo Investment Holdings Ltd.†(a)	$3,600
		6,682,729

	TOTAL FINANCIALS	6,682,729

	CONSUMER DISCRETIONARY — 6.5%
	Retailing — 6.3%
	Internet & Direct Marketing Retail — 6.3%
	Internet & Direct Marketing Retail — 6.3%
16,000	Naspers Ltd., Cl. N	3,828,412
13,000	Prosus NV	1,445,235
		5,273,647

	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
	Casinos & Gaming — 0.2%
375,000	Sportech plc†	138,808

	TOTAL CONSUMER DISCRETIONARY	5,412,455

	REAL ESTATE — 3.9%
	Real Estate — 3.9%
	Equity Real Estate Investment Trusts — 3.9%
	Specialized REITs — 3.9%
5,000	Crown Castle International Corp., REIT	860,650
7,500	Digital Realty Trust Inc., REIT	1,056,300
2,000	Equinix Inc., REIT	1,359,180
		3,276,130

	TOTAL REAL ESTATE	3,276,130

	TOTAL COMMON STOCKS	81,692,922

	CLOSED-END FUNDS — 0.1%
	CONSUMER DISCRETIONARY — 0.1%
	Retailing — 0.1%
	Internet & Direct Marketing Retail — 0.1%
	Internet & Direct Marketing Retail — 0.1%
5,800	Altaba Inc., Escrow†	84,390

Shares		Market Value
	PREFERRED STOCKS — 1.5%
	INFORMATION TECHNOLOGY — 1.5%
	Technology - Hardware and Equipment — 1.5%
	Technology Hardware, Storage & Peripherals — 1.5%
	Technology Hardware, Storage & Peripherals — 1.5%
20,000	Samsung Electronics Co. Ltd., 10.630%	$1,290,037

	WARRANTS — 0.1%
	FINANCIALS — 0.1%
	Diversified Financials — 0.1%
	Diversified Financial Services — 0.1%
	Multi-Sector Holdings — 0.1%
31,463	VNV Global AB, expire 08/10/23†	69,350

Principal Amount
	CORPORATE BONDS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
$ 32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	1,532

	U.S. GOVERNMENT OBLIGATIONS — 0.7%
550,000	U.S. Treasury Bills,
	0.003% to 0.005%††,
	04/08/21 to 05/20/21	549,996

	TOTAL INVESTMENTS — 100.0%
	(Cost $48,280,914)	$83,688,227

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Geographic Diversification	%of Market Value	Market Value
North America	59.9%	$50,149,186
Europe	22.2	18,559,159
Japan	9.2	7,708,608
South Africa	5.3	4,421,160
Asia/Pacific	2.1	1,733,819
Latin America	1.3	1,116,295
	100.0%	$83,688,227

3